Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue		$ 509,589
Cost of revenue		763
Gross profit		508,826
Operating expenses
Selling, general and administrative expenses	2,887,358	2,261,336
Research and development expenses	121,085	179,272
Stock-based compensation	4,142,816	2,773,460
Total operating expenses	7,151,259	5,214,068
Loss from operations	(7,151,259)	(4,705,242)
Other income (expense)
Interest income	167,103	87,358
Interest expense	(415,890)	(825,899)
Operating sublease income	134,196	48,478
Loss on foreign exchange changes	(77,546)	(25,135)
Loss on investment in equity securities	(192,759)	(339,171)
Loss on impairment of equity investment	(803,008)
Write off unclaimed accrued liabilities		255,592
Other (loss) income, net	(13,642)	134,443
Total other (expenses)	(1,201,546)	(664,334)
Loss before provision for income tax	(8,352,805)	(5,369,576)
Provision for income tax expense (benefit)	24,154	(110,539)
Net loss	(8,376,959)	(5,259,037)
Net loss attributable to noncontrolling interests	(468,405)	(356,159)
Net loss attributed to ABVC and subsidiaries	(7,908,554)	(4,902,878)
Foreign currency translation adjustment	41,937	(70,722)
Comprehensive loss	$ (7,866,617)	$ (4,973,600)
Net loss per share:
Basic (in Dollars per share)	$ (0.39)	$ (0.42)
Diluted (in Dollars per share)	$ (0.39)	$ (0.42)
Weighted average number of common shares outstanding:
Basic (in Shares)	20,108,944	11,673,980
Diluted (in Shares)	20,108,944	11,673,980